CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
SCHEDULE OF ADVISORY SERVICE FEES
	As of December 31,
	2024	2025
	HK$	HK$

Current
Advisory service fees	30,000	3,421,720

Non-current
Advisory service fees	-	881,335

SCHEDULE OF CONTRACT LIABILITIES

Schedule of contract liabilities were as follows:

	As of December 31,
	2024	2025
	HK$	HK$

At beginning of the fiscal year	-	30,000
Billed during the fiscal year	360,000	7,243,440
Revenue recognized during the fiscal year	(330,000)	(2,970,385)
At end of the fiscal year	30,000	4,303,055